Current and deferred income tax and social contribution - Reconciliation of effective tax rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred income tax and social contribution
Profit before tax	R$ (231,061)	R$ (7,023)	R$ 685
Tax average	R$ 103,977	R$ 3,160	R$ (247)
Tax rate	45.00%	45.00%	45.00%
Interest on capital distribution	R$ 18,671	R$ 17,978	R$ 20,013
Non-taxable income (non-deductible expenses) net	(27,744)	34,502	15,131
Tax incentives	188
Subsidiaries not subject to Real Profit taxation	81,957	(17,129)	(2,637)
Others	R$ (1,055)	R$ (803)	R$ (2,548)
Effective tax rate	(76.00%)	(537.00%)	4334.00%
Income tax benefit	R$ 175,993	R$ 37,709	R$ 29,686
Total deferred income tax and social contribution	228,434	50,875	35,545
Total income tax and social contribution expenses	R$ (52,441)	R$ (13,166)	R$ (5,859)